Stock-Based Compensation Plans	24 Months Ended
Oct. 31, 2012
Stock-Based Compensation Plans

18. Stock-based compensation plans

In February 2004, our shareholders approved the 2004 Performance Incentive Plan (“2004 Plan”), which provides for, among other awards, the granting of stock options, restricted stock, restricted stock units, cash-settled restricted stock units and cash-settled performance shares to employees and non-employee directors and consultants. The awards granted under the 2004 Plan are established by our Board of Directors or a committee thereof at the time of issuance. Options are awarded with an exercise price equal to the fair market value of our common stock on the date of grant and generally vest over a three-year period. The stock options granted prior to December 2009 generally have a ten-year contractual life. Starting with the December 2009 option grants, the Company granted awards with a seven-year contractual life. Restricted stock is common stock that is subject to forfeiture or other restrictions that will lapse upon satisfaction of specified conditions. Restricted stock units represent the right to receive shares of common stock or cash in the future, with the right to future delivery of the shares or cash subject to forfeiture or other restrictions that will lapse upon satisfaction of specified conditions. Awards of performance shares, which are based on cash-settled stock units, will be determined by comparing the Company’s total shareholder return for a pre-determined period to the Company’s percentile ranking when compared to its peer group. Awards of cash-settled restricted stock units and performance shares are classified as liabilities and are remeasured at each reporting date.

The 2004 Plan replaced on a prospective basis, our 1994 Performance Incentive Plan, 1998 Supplemental Stock Plan, and 1998 Non-Employee Director Stock Option Plan (the “Prior Plans”) such that all future grants will be granted under the 2004 Plan and any shares that are cancelled, expired, forfeited, settled in cash, or otherwise terminated without a delivery of shares to the participant will become available for grant under the 2004 Plan.

A total of 3,250,000 shares of common stock were originally reserved for awards under the 2004 Plan. In February 2010, an additional 2,500,000 shares were approved by the shareholders, which increased the total shares of common stock reserved for awards under the 2004 Plan to 5,750,000 shares. Shares subject to awards under the 2004 Plan and shares subject to awards under any Prior Plans that are cancelled, expired, forfeited, settled in cash, tendered to satisfy the purchase price of an award, withheld to satisfy tax obligations, or otherwise terminated without a delivery of shares to the participant become available for future awards under the 2004 Plan. As of October 31, 2012, 1,975,576 shares remain available for issuance under the 2004 Plan.

The following plans were approved by our Board of Directors but were not approved and were not required to be approved by our stockholders: the Executive Stock Ownership Program (the “Ownership Program”) and the Non-Employee Directors Deferred Fee Plan (the “Deferred Fee Plan”).

We also granted 500,000 non-qualified stock options to Lewis B. Campbell upon his appointment as Executive Chairman and CEO of the company on August 26, 2012. These stock options were awarded pursuant to NYSE inducement grant rules.

Ownership Program—In June 1997, our Board of Directors approved the terms of the Ownership Program, and has since amended it from time to time. In general, the Ownership Program requires all officers and senior managers to acquire, by direct purchase or through salary or annual bonus reduction, an ownership interest in the Company by acquiring a designated amount of our common stock at specified timelines. Participants are required to hold such stock for the entire period in which they are employed by the Company. Participants may defer their cash bonus into deferred share units (“DSUs”), which vest immediately. There were 30,478 DSUs outstanding as of October 31, 2012. Premium share units (“PSUs”) may also be awarded to participants who complete their ownership requirement on an accelerated basis. PSUs vest annually, pro rata over three years. There were 104,493 PSUs outstanding as of October 31, 2012. Each vested DSU and PSU will be settled by delivery of one share of common stock within ten days after a participant’s termination of employment or at such later date as required by Internal Revenue Code Section Rule 409A. Beginning in February 2004, PSUs and DSUs awarded under this program are issued under the 2004 Plan.

Deferred Fee Plan—Under the Deferred Fee Plan, non-employee directors may elect to defer payment of all or a portion of their retainer fees and meeting fees in cash (with interest) or in stock units. Deferrals in the deferred stock account are valued as if each deferral was vested in NIC common stock as of the deferral date. As of October 31, 2012, 35,303 deferred shares were outstanding under the Deferred Fee Plan.

The following summarizes stock option activity for the years ended October 31:

	2012		2011		2010
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
	(in thousands)		(in thousands)		(in thousands)
Options outstanding, at beginning of year	4,500	$39.65	4,911	$33.81	5,917	$33.09
Granted	1,289	31.69	1,069	60.32	599	38.71
Exercised	(71)	27.66	(1,440)	34.87	(1,147)	30.94
Forfeited/expired	(82)	44.66	(40)	47.06	(458)	38.14

Options outstanding, at end of year	5,636	37.89	4,500	39.65	4,911	33.81

Options exercisable, at end of year	3,672	36.96	3,064	36.07	3,767	34.67

The following table summarizes information about stock options outstanding at October 31, 2012:

	Options Outstanding
	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value
Range of Exercise Prices:	(in thousands)	(in years)		(in millions)
$21.22 - $31.81	2,059	3.5	$24.53	$—
$32.18 - $40.92	1,773	4.3	38.13	—
$42.48 - $69.91	1,804	2.9	52.91	—

The following table summarizes information about stock options exercisable at October 31, 2012:

	Options Exercisable
	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value
Range of Exercise Prices:	(in thousands)	(in years)		(in millions)
$21.22 - $31.81	1,558	3.1	$25.02	$—
$32.18 - $40.92	863	2.7	39.34	—
$42.48 - $69.91	1,251	2.0	50.20	—

The weighted average grant date fair value of options granted during the years ended October 31, 2012, 2011, and 2010 was $14.73, $24.54, and $17.16, respectively. The total intrinsic value of stock options exercised during the years ended October 31, 2012, 2011, and 2010 was $1 million, $38 million, and $20 million, respectively. The fair value of each option grant was estimated on the grant date using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2012	2011	2010
Risk-free interest rate	0.8%	2.0%	2.3%
Dividend yield	—	—	—
Expected volatility	55.6%	45.9%	53.2%
Expected life (in years)	4.8	4.8	4.7

The use of the Black-Scholes option-pricing model requires us to make certain estimates and assumptions. The risk-free interest rate utilized is the implied yield on U.S. Treasury zero-coupon issues with a remaining term equal to the expected term assumption on the grant date, rounded to the nearest half year. A dividend yield assumption of 0% is used for all grants based on the Company’s history of not paying a dividend to any class of stock. Expected volatility is based on our historical stock prices and implied volatilities from traded options in our stock. The weighted average expected life in years for all grants as a group is then calculated for each year. We monitor share option exercise and employee termination patterns to estimate forfeiture rates.

Restricted stock unit and cash-settled restricted stock unit activity for the year ended October 31, 2012 was as follows:

	Share-Settled Restricted Stock Units		Cash-Settled Restricted Stock Units
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
	(in thousands)		(in thousands)
Nonvested at October 31, 2011	162	$35.54	393	$48.80
Granted	50	27.27	285	37.10
Vested	(93)	27.58	(158)	46.18
Forfeited	(1)	33.97	(57)	43.58

Nonvested at October 31, 2012	118	38.28	463	43.20

The aggregate fair value of restricted stock units vested during the years ended October 31, 2012, 2011, and 2010 was $10 million, $20 million, and $9 million, respectively.

During the years ended October 31, 2012 and 2011, we awarded 153,420 and 149,620, respectively, cash-settled performance shares with a weighted average grant date fair value per share of $50.52 and $84.75, respectively. We estimated the fair value of each performance share granted on the date of grant using a Monte Carlo simulation that uses expected volatility and risk-free rate assumptions. Expected volatilities of 52.3% and 47.3%, respectively, were used, based on the volatility implied by traded call options in our stock and the historical volatility of our daily stock price. Risk free rates of 0.8% and 2.0%, respectively, were used, based on the rate on zero-coupon government bonds with a term commensurate with the remaining performance period at grant date.

There were no cash-settled performance shares granted during the year ended October 31, 2010. No cash-settled performance shares vested during the years ended October 31, 2012 and 2011.

Total share-based compensation expense for the years ended October 31, 2012, 2011, and 2010 was $19 million, $36 million and $24 million, respectively. As of October 31, 2012, there was $23 million of total unrecognized compensation expense related to non-vested share-based awards. The compensation expense is expected to be recognized over a weighted average period of 1.7 years.

The Company received cash of $2 million, $40 million, and $30 million during the years ended October 31, 2012, 2011, and 2010, respectively, related to stock awards exercised. The Company used cash of $6 million during 2012 to settle cash-settled restricted stock units. The Company did not realize any tax benefit from stock awards exercised for 2012, 2011, or 2010.